UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)

As of February 28, 2017

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (92.4%)
Consumer Discretionary (15.8%)
Cie Generale des Etablissements Michelin
Cvt.	0.000%	1/10/22	USD	3,800	3,776
Ctrip.com International Ltd. Cvt.	1.000%	7/1/20	USD	14,140	15,395
1 Ctrip.com International Ltd. Cvt.	1.250%	9/15/22	USD	13,940	14,323
1 DISH Network Corp. Cvt.	3.375%	8/15/26	USD	14,262	17,168
Iida Group Holdings Co. Ltd. Cvt.	0.000%	6/18/20	JPY	620,000	5,795
K's Holdings Corp. Cvt.	0.000%	12/20/19	JPY	260,000	2,710
1 Liberty Interactive LLC Cvt.	1.750%	9/30/46	USD	19,870	22,180
1 Liberty Media Corp-Liberty Formula One Cvt.	1.000%	1/30/23	USD	15,534	16,175
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	4,774	5,383
1 Liberty Media Corp. Cvt.	2.250%	9/30/46	USD	7,890	8,437
Live Nation Entertainment Inc. Cvt.	2.500%	5/15/19	USD	8,438	9,013
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	7,972	8,467
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	1,800	2,142
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	4,450	5,117
Priceline Group Inc. Cvt.	0.350%	6/15/20	USD	3,280	4,613
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	18,885	21,151
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	560,000	5,109
SAF-Holland SA Cvt.	1.000%	9/12/20	EUR	1,700	2,213
Sony Corp. Cvt.	0.000%	9/30/22	JPY	1,089,000	10,457
Steinhoff Finance Holdings GmbH Cvt.	1.250%	8/11/22	EUR	8,800	9,397
Sumitomo Forestry Co. Ltd. Cvt.	0.000%	8/24/18	JPY	430,000	4,057
Suzuki Motor Corp. Cvt.	0.000%	3/31/23	JPY	810,000	8,904
Tesla Motors Inc. Cvt.	1.250%	3/1/21	USD	18,855	17,771
Valeo SA Cvt.	0.000%	6/16/21	USD	6,000	6,450
1 World Wrestling Entertainment Inc. Cvt.	3.375%	12/15/23	USD	3,735	3,952
					230,155
Consumer Staples (1.7%)
Co Economica Delta SA Cvt.	1.000%	12/1/23	EUR	3,300	3,472
Marine Harvest ASA Cvt.	0.125%	11/5/20	EUR	7,900	10,173
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	10,260	11,715
					25,360
Energy (7.6%)
1 Aegean Marine Petroleum Network Inc. Cvt.	4.250%	12/15/21	USD	5,060	4,930
Amorim Energia BV Cvt.	3.375%	6/3/18	EUR	3,700	4,148
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	5,000	4,670
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	8,930	6,084
1 Chesapeake Energy Corp. Cvt.	5.500%	9/15/26	USD	9,990	9,828
1 Golar LNG Ltd. Cvt.	2.750%	2/15/22	USD	8,415	8,494
1 Green Plains Inc. Cvt.	4.125%	9/1/22	USD	5,070	5,656
Helix Energy Solutions Group Inc. Cvt.	4.250%	5/1/22	USD	6,530	6,779
1 Nabors Industries Inc. Cvt.	0.750%	1/15/24	USD	5,785	5,582
PDC Energy Inc. Cvt.	1.125%	9/15/21	USD	9,592	10,323
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	6,100	5,345
SEACOR Holdings Inc. Cvt.	3.000%	11/15/28	USD	8,972	7,935
TOTAL SA Cvt.	0.500%	12/2/22	USD	11,400	11,543
Weatherford International Ltd. Cvt.	5.875%	7/1/21	USD	15,815	18,751
					110,068

Financials (13.3%)
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	10,925	8,685
Apollo Commercial Real Estate Finance Inc.
Cvt.	5.500%	3/15/19	USD	7,260	7,764
Aroundtown Property Holdings plc Cvt.	3.000%	5/5/20	EUR	3,700	5,165
Aroundtown Property Holdings plc Cvt.	1.500%	1/18/21	EUR	6,000	6,566
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	8,800	9,812
Blackstone Mortgage Trust Inc. Cvt.	5.250%	12/1/18	USD	4,505	5,085
Brait SE Cvt.	2.750%	9/18/20	GBP	2,900	3,365
BUWOG AG Cvt.	0.000%	9/9/21	EUR	5,300	5,699
CapitaLand Ltd. Cvt.	2.800%	6/8/25	SGD	12,750	9,066
China Overseas Finance Investment Cayman
V Ltd. Cvt.	0.000%	1/5/23	USD	3,800	3,893
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	8,675	9,114
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	15,464	13,535
1 Element Financial Corp. Cvt.	4.250%	6/30/20	CAD	8,650	6,854
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	10,572	10,493
1 Ensco Jersey Finance Ltd. Cvt.	3.000%	1/31/24	USD	20,840	21,244
EZCORP Inc. Cvt.	2.125%	6/15/19	USD	7,356	6,869
Glanbia Co-operative Society Ltd. Cvt.	1.375%	6/9/21	EUR	5,800	6,482
1 Hercules Capital Inc. Cvt.	4.375%	2/1/22	USD	6,285	6,328
1 MGIC Investment Corp. Cvt.	9.000%	4/1/63	USD	6,843	8,840
Nexity SA Cvt.	0.125%	1/1/23	EUR	6,960	7,338
Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	8,727	8,334
Remgro Jersey GBP Ltd. Cvt.	2.625%	3/22/21	GBP	3,000	3,700
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	3,815	4,187
T&D Holdings Inc. Cvt.	0.000%	6/5/20	JPY	470,000	4,437
Wells Fargo & Co. Cvt.	0.250%	11/6/23	USD	10,165	10,822
					193,677
Health Care (11.0%)
Acorda Therapeutics Inc. Cvt.	1.750%	6/15/21	USD	7,960	7,378
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	10,540	12,477
Clovis Oncology Inc. Cvt.	2.500%	9/15/21	USD	5,030	6,199
Fresenius SE & Co. KGaA Cvt.	0.000%	1/31/24	EUR	4,100	4,376
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	10,104	12,144
Horizon Pharma Investment Ltd. Cvt.	2.500%	3/15/22	USD	3,576	3,350
1 Insulet Corp. Cvt.	1.250%	9/15/21	USD	14,330	14,455
Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	4,385	4,643
Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	11,046	13,635
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	8,316	8,597
Nevro Corp. Cvt.	1.750%	6/1/21	USD	8,955	11,138
1 NuVasive Inc. Cvt.	2.250%	3/15/21	USD	13,956	19,102
Qiagen NV Cvt.	0.375%	3/19/19	USD	3,400	3,854
Qiagen NV Cvt.	0.875%	3/19/21	USD	4,600	5,370
Recipharm AB Cvt.	2.750%	10/6/21	SEK	34,000	3,682
Spectranetics Corp. Cvt.	2.625%	6/1/34	USD	10,286	11,495
Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	15,855	18,035
					159,930
Industrials (10.1%)
51job Inc. Cvt.	3.250%	4/15/19	USD	11,297	12,088
1 Aerojet Rocketdyne Holdings Inc. Cvt.	2.250%	12/15/23	USD	7,615	7,748
Airbus Group SE Cvt.	0.000%	6/14/21	EUR	6,600	7,502
Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	9,500	9,823
CRRC Corp. Ltd. Cvt.	0.000%	2/5/21	USD	8,000	8,432
DP World Ltd. Cvt.	1.750%	6/19/24	USD	4,000	4,080
Dycom Industries Inc. Cvt.	0.750%	9/15/21	USD	2,866	3,145

General Cable Corp. Cvt.	4.500%	11/15/29	USD	9,735	7,210
1 Greenbrier Cos. Inc. Cvt.	2.875%	2/1/24	USD	5,145	5,209
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	7,200	7,323
Keihan Electric Railway Co. Ltd. Cvt.	0.000%	3/30/21	JPY	490,000	4,461
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	5,810	5,795
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	3,677	3,572
LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	550,000	5,120
Macquarie Infrastructure Corp. Cvt.	2.000%	10/1/23	USD	4,970	4,883
Minebea Mitsumi Inc. Cvt.	0.000%	8/3/22	JPY	450,000	4,346
Mirait Holdings Corp. Cvt.	0.000%	12/30/21	JPY	480,000	4,548
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	750,000	7,207
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,000	3,625
Sacyr SA Cvt.	4.000%	5/8/19	EUR	5,400	5,332
Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	560,000	5,477
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	8,000	9,716
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	500	624
1 Tutor Perini Corp. Cvt.	2.875%	6/15/21	USD	8,270	10,069
					147,335
Information Technology (25.5%)
Abigrove Ltd. Cvt.	0.000%	2/16/22	USD	4,600	4,508
Akamai Technologies Inc. Cvt.	0.000%	2/15/19	USD	5,770	5,806
1 Blackhawk Network Holdings Inc. Cvt.	1.500%	1/15/22	USD	15,450	15,682
Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	8,499	8,966
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	8,319	10,004
1 CSG Systems International Inc. Cvt.	4.250%	3/15/36	USD	5,705	5,958
1 Cypress Semiconductor Corp. Cvt.	4.500%	1/15/22	USD	16,663	20,141
1 DH Corp. Cvt.	5.000%	9/30/20	CAD	10,020	7,601
Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	13,780	14,546
Envestnet Inc. Cvt.	1.750%	12/15/19	USD	5,885	5,650
Finisar Corp. Cvt.	0.500%	12/15/33	USD	9,220	11,473
1 Finisar Corp. Cvt.	0.500%	12/15/36	USD	11,770	12,417
Indra Sistemas SA Cvt.	1.250%	10/7/23	EUR	6,200	6,798
1 Inphi Corp. Cvt.	0.750%	9/1/21	USD	15,078	16,482
Integrated Device Technology Inc. Cvt.	0.875%	11/15/22	USD	15,479	15,847
InterDigital Inc. Cvt.	1.500%	3/1/20	USD	8,028	10,321
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	8,896	11,787
1 Knowles Corp. Cvt.	3.250%	11/1/21	USD	8,820	11,086
Microchip Technology Inc. Cvt.	1.625%	2/15/25	USD	6,570	9,375
1 Microchip Technology Inc. Cvt.	1.625%	2/15/27	USD	19,380	19,562
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	29,441	29,533
Nanya Technology Corp. Cvt.	0.000%	1/24/22	USD	6,200	6,564
1 Nice Systems Inc. Cvt.	1.250%	1/15/24	USD	13,790	14,411
Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	6,890	7,071
Nuance Communications Inc. Cvt.	1.000%	12/15/35	USD	7,080	6,788
ON Semiconductor Corp. Cvt.	1.000%	12/1/20	USD	20,380	22,214
1 OSI Systems Inc. Cvt.	1.250%	9/1/22	USD	6,465	6,295
Proofpoint Inc. Cvt.	0.750%	6/15/20	USD	8,780	10,371
Rovi Corp. Cvt.	0.500%	3/1/20	USD	9,470	9,275
1 Teradyne Inc. Cvt.	1.250%	12/15/23	USD	12,385	13,825
Ubisoft Entertainment SA Cvt.	0.000%	9/27/21	EUR	3,855	4,341
Veeco Instruments Inc. Cvt.	2.700%	1/15/23	USD	9,230	9,316
1 Viavi Solutions Inc. Cvt.	1.000%	3/1/24	USD	3,195	3,213
Viavi Solutions Inc. Cvt.	0.625%	8/15/33	USD	3,200	3,510
					370,737
Materials (5.2%)
APERAM Cvt.	0.625%	7/8/21	USD	3,400	4,450

Bekaert SA Cvt.	0.000%	6/9/21	EUR	4,500	4,952
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	8,420	9,320
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	17,757	19,566
1 Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	5,331	4,094
Kansai Paint Co. Ltd. Cvt.	0.000%	6/17/22	JPY	600,000	5,512
OCI Cvt.	3.875%	9/25/18	EUR	3,600	3,781
1 Pretium Resources Inc. Cvt.	2.250%	3/15/22	USD	4,335	4,229
RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	3,950	4,780
Silver Standard Resources Inc. Cvt.	2.875%	2/1/33	USD	9,315	9,175
Teijin Ltd. Cvt.	0.000%	12/12/18	JPY	10,000	102
Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	480,000	5,159
					75,120
Telecommunication Services (1.0%)
Inmarsat plc Cvt.	3.875%	9/9/23	USD	6,200	6,699
Telenor East Holding II AS Cvt.	0.250%	9/20/19	USD	7,600	8,545
					15,244
Utilities (1.2%)
China Yangtze Power International BVI 1 Ltd.
Cvt.	0.000%	11/9/21	USD	4,785	4,964
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	2,661	2,321
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	6,225	5,491
1 NRG Yield Inc. Cvt.	3.250%	6/1/20	USD	4,080	3,978
					16,754
Total Convertible Bonds (Cost $1,286,401)					1,344,380
				Shares
Convertible Preferred Stocks (5.2%)
Consumer Staples (0.9%)
Bunge Ltd. Pfd.	4.875%			117,804	12,870

Energy (0.6%)
Sanchez Energy Corp. Pfd.	6.500%			155,532	6,380
WPX Energy Inc. Pfd.	6.250%			26,162	1,512
					7,892
Financials (0.8%)
AMG Capital Trust II Pfd.	5.150%			92,400	5,435
1 Mandatory Exchangeable Trust Pfd.	5.750%			54,891	6,798
					12,233
Health Care (2.4%)
Allergan plc Pfd.	5.500%			21,787	18,669
Anthem Inc. Pfd.	5.250%			213,600	10,686
Teva Pharmaceutical Industries Ltd. Pfd.	7.000%			8,600	5,356
					34,711
Information Technology (0.5%)
Belden Inc. Pfd.	6.750%			77,346	7,750

Total Convertible Preferred Stocks (Cost $72,373)					75,456

Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund (Cost $19,333)	0.864%	193,306	19,333
Total Investments (98.9%) (Cost $1,378,107)			1,439,169
Other Assets and Liabilities-Net (1.1%)			16,057
Net Assets (100%)			1,455,226

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $401,226,000, representing 27.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,344,380	—
Convertible Preferred Stocks	—	75,456	—
Temporary Cash Investments	19,333	—	—
Forward Currency Contracts—Assets	—	2,399	—
Forward Currency Contracts—Liabilities	—	(528)	—
Total	19,333	1,421,707	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/20/17	CAD	9,646	USD	7,329	(64)
UBS AG	4/20/17	EUR	4,760	USD	5,045	10
UBS AG	4/20/17	GBP	3,351	USD	4,212	(48)
UBS AG	4/20/17	EUR	1,801	USD	1,929	(15)
UBS AG	4/20/17	SGD	2,198	USD	1,550	20
UBS AG	4/20/17	JPY	48,000	USD	426	3
UBS AG	4/20/17	USD	127,425	EUR	118,600	1,477
UBS AG	4/20/17	USD	77,349	JPY	8,701,210	(275)
UBS AG	4/20/17	USD	46,779	CAD	61,035	808
UBS AG	4/20/17	USD	11,189	GBP	9,015	(11)
UBS AG	4/20/17	USD	10,164	SGD	14,400	(115)
UBS AG	4/20/17	USD	7,385	JPY	824,800	27
UBS AG	4/20/17	USD	3,744	SEK	33,215	54
						1,871

Refer to the Schedule of Investments for currency abbreviations.

At February 28, 2017, the counterparty had deposited in segregated accounts securities with a value of $1,588,000 in connection with open forward currency contracts.

E. At February 28, 2017, the cost of investment securities for tax purposes was $1,378,107,000. Net unrealized appreciation of investment securities for tax purposes was $61,062,000, consisting of unrealized gains of $82,735,000 on securities that had risen in value since their purchase and $21,673,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.